As filed with the Securities and Exchange Commission on December 23, 2002


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 123


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 125


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

[ ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (b)(1)
[ ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(1)
[X]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: Institutional, Investor, Preferred, Service and Universal Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund and Institutional Service Shares of Government Cash Fund and Cash Fund.



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                                               PROSPECTUS

                                               February    , 2003

                                               INSTITUTIONAL SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE                      TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                     GOVERNMENT CASH FUND
EXTENT CONSISTENT WITH THE                     CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.

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                                TABLE OF CONTENTS

SUMMARY...............................2  YOUR ACCOUNT..........................5
PERFORMANCE...........................3  OTHER INFORMATION....................10
FEE TABLES............................4  FINANCIAL HIGHLIGHTS.................11
MANAGEMENT............................4  FOR MORE INFORMATION.................12

--------------------------------------------------------------------------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.


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SUMMARY

[MARGIN CALLOUT BOX: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Institutional Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and have a $100,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified porfolio of Money Market Securities with remaining maturities of 397 days or less. Each Fund also maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund's primary investments are:

          FUND                                PRIMARY INVESTMENTS
Treasury Cash Fund           At least 80% of net assets invested in Treasury
                             Securities and Repurchase Agreements backed by Treasury Securities (an "80% Policy")

Government Cash Fund         At least 80% of net assets invested in Government
                             Securities and Repurchase Agreements backed by Government Securities (an "80% Policy")

Cash Fund                    Invests in a broad spectrum of Money Market
                             Securities including:
                             o    Securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o    Securities issued by domestic companies,
                                  such as commercial paper
                             o    Government Securities
                             o    Repurchase Agreements

A Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% policy.

The investment adviser for each Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fund's investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose


2
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                                                                     FORUM FUNDS
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PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Fund, moderate for Government Cash Fund and least for Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

Performance Information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.


                                                                               3
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FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for each Fund are based on estimated annualized amounts incurred for the Fund's initial fiscal year ending August 31, 2003. Expenses are stated as a percentage of a Fund's estimated average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                            TREASURY               GOVERNMENT                 CASH
                                                           CASH FUND               CASH FUND                  FUND
Management Fees                                              ____%                   ____%                   ____%
Distribution (Rule 12b-1) Fees                               ____%                   ____%                   ____%
Other Expenses                                               ____%                   ____%                   ____%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                      ____%                   ____%                   ____%

(1) Certain service providers have voluntarily agreed to waive a portion of their fees for each Fund so that actual Total Annual Fund Operating Expenses for Treasury Cash Fund, Government Cash Fund and Cash Fund do not exceed ____%, ____% and ____%, respectively. Fee waivers and expense reimbursements may be reduced or eliminated at anytime.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             ONE YEAR          THREE YEARS

TREASURY CASH FUND
GOVERNMENT CASH FUND
CASH FUND

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (SAI").

THE ADVISER

Each Fund's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Fund, the Adviser manages one taxable and three tax-free bond funds.

The Adviser receives an advisory fee of ______.


4
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                                                                     FORUM FUNDS
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OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has entered into a shareholder service agreement under which the Fund pays ____% of the average daily net assets of Institutional Shares for the servicing of shareholder accounts. The fees paid under the shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Institutional Shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Institutional Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows.

  WRITE TO US AT:                    ACH OR WIRE INVESTMENTS TO:

       Forum Funds                        Comerica Bank
       P.O. Box 446                       ABA #121137522
       Portland, Maine 04112               FOR CREDIT TO:
                                           Forum Shareholder Services, LLC
  TELEPHONE US TOLL-FREE AT:               Account # 1891488817
       (800) 754-8757                      (Name of Fund) - Institutional Shares
                                           (Your Name)
                                           (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

       ORDER MUST BE RECEIVED BY:               PAYMENT MUST BE RECEIVED BY:
        2:00 p.m., Eastern Time                    4:00 p.m., Eastern Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including wire redemption privileges, telephone redemption privileges and exchange privileges.


                                                                               5
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WHEN AND HOW NAV IS  DETERMINED  Each Fund  calculates  its NAV as of 1:00 p.m.,
Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.

         CHECKS Make a check payable to "Forum Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Shares is $100,000.

ACCOUNT REQUIREMENTS

              TYPE OF ACCOUNT                                               REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT                 o   Instructions must be signed by all persons required to
ACCOUNTS                                                      sign exactly as their names appear on the account
Individual accounts are owned by one person, as are sole
proprietorship accounts. Joint accounts have two or more
owners (tenants)
BUSINESS ENTITIES                                         o   Submit a secretary's (or similar) certificate covering
                                                              incumbency and authority
TRUSTS                                                    o   The trust must be established before an account can be
                                                              opened
                                                          o   Provide the first and signature pages from the trust
                                                              document identifying the trustees


6
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INVESTMENT PROCEDURES

            HOW TO OPEN AN ACCOUNT                                    HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                                BY CHECK
o   Call or write us for an account application         o   Fill out an investment slip from a
o   Complete the application (and other required            confirmation or write us a letter
    documents)                                          o   Write your account number on your check
o   Mail us your application (and other                 o   Mail us the slip (or your letter) and the
    required documents) and a check                         check
BY WIRE                                                 BY WIRE
o   Call or write us for an account application         o   Call to notify us of your incoming wire
o   Complete the application (and other required        o   Instruct your financial institution to wire
    documents)                                              your money to us
o   Call us to fax the completed application (and
    other required documents) and we will assign you an
    account number
o   Mail us your original application (and other
    required documents)
o   Instruct your financial institution to wire your
    money to us
BY ACH PAYMENT
o   Call or write us for an account application
o   Complete the application (and other required
    documents)
o   Call us to fax the completed application
    (and other required documents) and we
    will assign you an account number
o   Mail us your original application (and other
    required documents)
o   We can electronically debit your purchase
    proceeds from your selected financial
    institution account


                                                                               7
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LIMITATIONS  ON  PURCHASES  A Fund  reserves  the right to refuse  any  purchase
(including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Institutional Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which the account is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
    o Redemption proceeds will be electronically credited to your accounts at the financial institution identified in your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


8
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SIGNATURE  GUARANTEE  REQUIREMENTS  To protect you and each Fund against  fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Institutional Shares of a Fund for Institutional Shares of another Fund. Be sure to confirm with the Transfer Agent that the fund into which you want to exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL

o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification


                                                                               9
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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund operates in accordance with Rule 2a-7 under the Investment Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES

In addition to Institutional Shares, each Fund offers Preferred Shares, Universal Shares, Investor Shares, and Service Shares. Cash Fund and Government Cash Fund offer Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Universal and Preferred Shares are sold to institutional investors. Investor Shares are sold to retail investors, and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


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                                                                     FORUM FUNDS
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FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FORUM FUNDS
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION                                          FORUM
                                                                                            FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
     Additional information about each Fund's investments will be available             INSTITUTIONAL
            in the Funds' annual/semi-annual reports to shareholders.                      SHARES

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                            TREASURY
           The SAI provides more detailed information about each Fund                     CASH FUND
             and is incorporated by reference into this Prospectus.
                                                                                         GOVERNMENT
                              CONTACTING THE FUNDS                                        CASH FUND
     You can get free copies of the Fund's annual/semi-annual reports (when
  available) and the SAI, request other information and discuss your questions            CASH FUND
                   about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Funds' annual/semi-annual reports (when available)
 SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
 You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports                   Forum Funds
            and the SAI, is available from the SEC's EDGAR Database                      Two Portland Square
                         on its Web site at www.sec.gov.                                Portland, Maine 04101
                                                                                           (800) 754-8757

                    Investment Company Act File No. 811-3023

FORUM FUNDS
--------------------------------------------------------------------------------


                                               PROSPECTUS

                                               February    , 2003

                                               INSTITUTIONAL SERVICE SHARES
TWO MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE                      GOVERNMENT CASH FUND
HIGH CURRENT INCOME TO THE                     CASH FUND
EXTENT CONSISTENT WITH THE
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

SUMMARY...............................2  YOUR ACCOUNT..........................6
PERFORMANCE...........................3  OTHER INFORMATION....................10
FEE TABLES............................5  FINANCIAL HIGHLIGHTS.................11
MANAGEMENT............................5  FOR MORE INFORMATION.................12

--------------------------------------------------------------------------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

FORUM FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT BOX: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Institutional Service Shares of two money market funds - Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and customer accounts.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified portfolio of Money Market Securities that have remaining maturities of 397 days or less. Each Fund maintains a dollar weighted average maturity of its investments of 90 days or less

Each Fund's primary investments are:

            FUND                       PRIMARY INVESTMENTS
Government                    At least 80% of net assets invested
Cash Fund                     in Government Securities and
                              Repurchase Agreements backed by
                              Government Securities

Cash Fund                     Invests in a broad spectrum of Money
                              Market Securities including
                              o  Securities issued by financial institutions,
                                 such as certificates of deposit, bankers' acceptances and time deposits
                              o  Securities issued by domestic companies, such
                                 as commercial paper
                              o  Government Securities
                              o  Repurchase Agreements

The investment adviser for each Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fun's investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a Money Market Security if:
  o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
  o  The security subsequently fails to meet the Adviser's investment criteria
  o  Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Fund are:

FORUM FUNDS
--------------------------------------------------------------------------------

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or the security's credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greater for Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

The above risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance of a Fund.

PERFORMANCE

Performance information is not provided because the Funds had not commenced operations prior to the date of this Prospectus.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Institutional Service Shares of a Fund. Expenses for each Fund are based on estimated annualized amounts for each Fund's initial fiscal year ending August 31, 20032. Expenses are stated as a percentage of a Fund's average daily net assets. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                             GOVERNMENT
                                              CASH FUND              CASH FUND
Management Fees                                 ____%                   ____%
Distribution (Rule 12b-1) Fees                  ____%                   ____%
Other Expenses                                  ____%                   ____%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)         ____%                   ____%

(1) Certain service providers have voluntarily agreed to waive a portion of their fees for each Fund so that actual Total Annual Fund Operating Expenses for Government Cash Fund and Cash Fund do not exceed ____% and ____%, respectively. Fee waivers and expense reimbursements may be reduced or eliminated at anytime.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                       ONE YEAR          THREE YEARS
GOVERNMENT CASH FUND
CASH FUND

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Fund's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Fund, the Adviser advises one taxable and three tax-free bond funds.

The Adviser receives an advisory fee of ______.

OTHER SERVICE PROVIDERS

The Forum Financial Group, LLC and its affiliates (collectively, "Forum") provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $__ billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has entered into a shareholder service agreement under which the Fund pays ___% of the average daily net assets of Institutional Service Shares for the servicing of shareholder accounts. The fees paid under the shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Institutional Service Shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Institutional Service Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and the other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

WRITE TO US AT:                                     ACH OR WIRE INVESTMENTS TO:
   Forum Shareholder Services, LLC                     Comerica Bank
   Attn: (Fund Name - Institutional Service Shares)    ABA #121137522
   P.O. Box 446                                        FOR CREDIT TO:
   Portland, Maine 04112                               Forum Shareholder Services, LLC
                                                       Account # 1891488817
TELEPHONE US AT:                                    Re: (Fund Name) - Institutional Service Shares
   (800) 754-8757                                      (Your Name)
                                                       (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages __ through __). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                        ORDER MUST BE                       PAYMENT MUST BE
                                         RECEIVED BY                          RECEIVED BY
GOVERNMENT CASH FUND                2:00 p.m., Eastern Time             4:00 p.m., Eastern Time
CASH FUND

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV at 4:00 p.m., Eastern Time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which the NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.

        CHECKS Make a check payable to "Forum Funds."

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--------------------------------------------------------------------------------

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Shares is $100,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP                                  o    Instructions must be signed by all persons required
AND JOINT ACCOUNTS                                                    to sign exactly as their names appear on the account
Individual accounts are owned by one person, as are sole
proprietorship accounts.  Joint accounts can have two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                       o    Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a             account under the UGMA or the UTMA
child and obtain tax benefits                                    o    The custodian must sign instructions in a manner
                                                                      indicating custodial capacity
BUSINESS ENTITIES                                                o    Submit secretary's (or similar) certificate
                                                                      covering incumbency and authority
TRUSTS                                                           o    The trust must be established before an account can
                                                                      be opened
                                                                 o    Provide the first and signature pages from the trust
                                                                      document identifying the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o    Call or write us for an account application                o    Fill out an  investment  slip from a  confirmation
o    Complete the application (and other required                    or write us a letter
     documents)                                                 o    Write your account number on your check
o    Mail us your application (and other required               o    Mail us the slip (or your letter) and the check
     documents) and a check
BY WIRE                                                         BY WIRE
o    Call or write us for an account application                o    Call to notify us of your incoming wire
o    Complete the application (and other required               o    Instruct your  financial  institution to wire your
     documents)                                                      money to us
o    Call us to fax the completed application (and other
     required documents) and we will assign you an account
     number
o    Mail us your original application (and other
     required documents)
o    Instruct your financial institution to wire your money
     to us
BY ACH PAYMENT
o    Call or write us for an account application
o    Complete the application (and other required
     documents)
o    Call us to fax the completed application (and other
     required documents) and we will assign you an account
     number
o    Mail us your original application (and other required


8


FORUM FUNDS
--------------------------------------------------------------------------------

     document)
o We will electronically debit your purchase proceeds from the financial institution account identified on your account application

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Service Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $1,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
   o Redemption proceeds will be electronically credited to your account at the financial institution identified in your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern Time (or an earlier time if there is an Early Close) for Daily Assets Government Fund or after 2:00 p.m., Eastern Time (or other time as may be determined) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You will redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


                                                                               5
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--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agency will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, addressfinancial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agency reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Institutional Service Shares of a Fund for Institutional Service Shares of the other Fund.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                             HOW TO EXCHANGE YOUR SHARES

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL

o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

Each Fund may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which a Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Fund limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES

In addition to Institutional Service Shares, each Fund also offers Institutional Shares, Preferred Shares, Universal Shares, Investor Shares, and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Universal, Institutional and Preferred Shares are sold to institutional investors. Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customers accounts. Investor Shares are sold to retail investors, and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Funds had not commenced operations prior to the date of this Prospectus.

FORUM FUNDS
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION                                          FORUM
                                                                                            FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
          Additional information about each Fund's investments will be               INSTITUTIONAL SERVICE
       available in the Funds' annual/semi-annual reports to shareholders.                  SHARES

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                       GOVERNMENT CASH FUND
           The SAI provides more detailed information about each Fund                      CASH FUND
                      and is incorporated by reference into
                                this Prospectus.

                              CONTACTING THE FUNDS
     You can get free copies of the Fund's annual/semi-annual reports, (when available) and the SAI, request other information and discuss your questions about each Fund by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review the Fund's annual/semi-annual reports (when available), the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC").

          The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
               You can get copies of this information, for a fee,
                           by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports                   Forum Funds
            and the SAI, is available from the SEC's EDGAR Database                      Two Portland Square
                         on its Web site at www.sec.gov.                                Portland, Maine 04101
                                                                                           (800) 754-8757

                    Investment Company Act File No. 811-3023

FORUM FUNDS
--------------------------------------------------------------------------------

                                               PROSPECTUS

                                               February   , 2003

                                               INVESTOR SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE                      TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                     GOVERNMENT CASH FUND
EXTENT CONSISTENT WITH THE                     CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

SUMMARY...............................2  YOUR ACCOUNT..........................5
PERFORMANCE...........................3  OTHER INFORMATION....................10
FEE TABLES............................4  FINANCIAL HIGHLIGHTS.................11
MANAGEMENT............................4  FOR MORE INFORMATION.................12

--------------------------------------------------------------------------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

FORUM FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT BOX: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Investor Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Investor Shares have a $5,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified porfolio of Money Market Securities with remaining maturities of 397 days or less. Each Fund also maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund's primary investments are:

          FUND                                PRIMARY INVESTMENTS
Treasury Cash Fund           At least 80% of net assets invested in Treasury
                             Securities and Repurchase Agreements backed by Treasury Securities (an "80% Policy")

Government Cash Fund         At least 80% of net assets invested in Government
                             Securities and Repurchase Agreements backed by Government Securities (an "80% Policy")

Cash Fund                    Invests in a broad spectrum of Money Market
                             Securities including:
                             o    Securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o    Securities issued by domestic companies,
                                  such as commercial paper
                             o    Government Securities
                             o    Repurchase Agreements

A Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% policy.

The investment adviser for each Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fund's investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Fund, moderate for Government Cash Fund and least for Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

Performance Information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on estimated annualized amounts incurred for the Fund's initial fiscal year ending August 31, 2003. Expenses are stated as a percentage of a Fund's estimated average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                            TREASURY               GOVERNMENT                 CASH
                                                           CASH FUND               CASH FUND                  FUND
Management Fees                                              ____%                   ____%                   ____%
Distribution (Rule 12b-1) Fees                               ____%                   ____%                   ____%
Other Expenses                                               ____%                   ____%                   ____%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                      ____%                   ____%                   ____%

(1) Certain service providers have voluntarily agreed to waive a portion of their fees for each Fund so that actual Total Annual Fund Operating Expenses for Treasury Cash Fund, Government Cash Fund and Cash Fund do not exceed ____%, ____% and ____%, respectively. Fee waivers and expense reimbursements may be reduced or eliminated at anytime.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 ONE YEAR          THREE YEARS

TREASURY CASH FUND
GOVERNMENT CASH FUND
CASH FUND

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Fund's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Fund, the Adviser manages one taxable and three tax-free bond funds.

The Adviser  receives an advisory fee of ______.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks,

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor ____% of the average daily net assets of Investor Shares for the sale and distribution of Investor Shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays ____% of the average daily net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

Contact the Fund or Comerica Securities, Inc. for an account application or for further information as follows:

WRITE TO US AT:                        OR:                                 ACH OR WIRE INVESTMENTS TO:
     Forum Funds                       Comerica Securities, Inc.                Comerica Bank
     P.O. Box 446                      9920 South LaCienega Boulevard           ABA #121137522
     Portland, Maine 04112             14th Floor                                FOR CREDIT TO:
                                       Inglewood, California 90301               Forum Shareholder Services, LLC
                                                                                 Account # 1891488817
                                       TELEPHONE US TOLL-FREE AT:                (Name of Fund) - Investor Shares
                                            (800) 754-8757                       (Your Name)
                                                                                 (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

       ORDER MUST BE RECEIVED BY:              PAYMENT MUST BE RECEIVED BY:
        2:00 p.m., Eastern Time                    4:00 p.m., Eastern Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including wire redemption privileges, telephone redemption privileges, check writing privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

FORUM FUNDS
--------------------------------------------------------------------------------

shareholder   services   such  as  periodic   account   statements.   Consult  a
representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, make a check payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, your check must be made payable on its face to "Forum Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Investor Shares is $5,000.

   ACCOUNT REQUIREMENTS

INDIVIDUAL, SOLE PROPRIETORSHIP                                  o    Instructions must be signed by all persons required
AND JOINT ACCOUNTS                                                    to sign exactly as their names appear on the account
Individual accounts are owned by one person, as are sole
proprietorship accounts.  Joint accounts can have two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                       o    Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a             account under the UGMA or the UTMA
child and obtain tax benefits                                    o    The custodian must sign instructions in a manner
                                                                      indicating custodial capacity
BUSINESS ENTITIES                                                o    Submit secretary's (or similar) certificate
                                                                      covering incumbency and authority
TRUSTS                                                           o    The trust must be established before an account can
                                                                      be opened
                                                                 o    Provide first and signature pages from the trust
                                                                      document identifying the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                         BY CHECK
o    Call or write us for an account application                 o    Fill out an investment slip from a confirmation or
o    Complete the application (and other required                     write us a letter
     documents)                                                  o    Write your account number on your check
o    Mail us your application (and other required                o    Mail us the slip (or your letter) and the check
     documents) and a check
BY WIRE                                                          BY WIRE
o    Call or write us for an account application                 o    Call to notify us of your incoming wire
o    Complete the application                                    o    Instruct your financial institution to wire your
o    Call us to fax the completed application (and other              money to us
     required documents) and we will assign you an account
     number
o    Mail us your application (and other required
     documents)
o    Instruct your financial institution to wire your
     money to us

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

BY ACH PAYMENT
o    Call or write us for an account application
o Complete the application (and other required documents)
o Call us to fax the completed application (and other required documents) and we will assign you an account financial institution
o Mail us your original application (and other required documents)
o We can electronically debit your purchase proceeds from your selected account

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o  Prepare a written request including:
o  Your name(s) and signature(s)
o  Your account number
o  [Fund name] - Investor Shares
o  The dollar amount or number of shares you want to sell
o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")

FORUM FUNDS
--------------------------------------------------------------------------------

BY CHECK
o  Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
o  Your account number
o  Exact name(s) in which the account is registered
o  Additional form of identification
o  Redemption proceeds will be:
o  Mailed to you OR
o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. Contact the Transfer Agent for information on applying for check writing privileges. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud,signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing: ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agenct reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Investor Shares of a Fund for Investor Shares of another Fund in addition to certain other series of the Trust. Be sure to confirm with the Transfer Agent that the fund into which you want to exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. If you exchange into a fund that imposes a sales charge, you will have to pay that fund's sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund operates in accordance with Rule 2a-7 under the Investment Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES

In addition to Investor Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Service Shares. Cash Fund and Government Cash Fund also offer Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Service and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FORUM FUNDS
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION                                          FORUM
                                                                                            FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
     Additional information about each Fund's investments will be available             INVESTOR SHARES
            in the Funds' annual/semi-annual reports to shareholders.
                                                                                           TREASURY
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                       GOVERNMENT
                                                                                           CASH FUND
                              CONTACTING THE FUNDS
     You can get free copies of the Fund's annual/semi-annual reports (when                CASH FUND
  available) and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review the Funds' annual/semi-annual reports (when available), SAI and other information about the Funds at the Public Reference Room of the
 Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
 You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports                   Forum Funds
            and the SAI, is available from the SEC's EDGAR Database                      Two Portland Square
                         on its Web site at www.sec.gov.                                Portland, Maine 04101
                                                                                           (800) 754-8757

                    Investment Company Act File No. 811-3023

FORUM FUNDS
--------------------------------------------------------------------------------


                                               PROSPECTUS

                                               February   , 2003

                                               PREFERRED SHARES

THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE                      TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                     GOVERNMENT CASH FUND
EXTENT CONSISTENT WITH THE                     CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

SUMMARY...............................2  YOUR ACCOUNT..........................6
PERFORMANCE...........................3  OTHER INFORMATION....................10
FEE TABLES............................4  FINANCIAL HIGHLIGHTS.................11
MANAGEMENT............................4  FOR MORE INFORMATION.................12

--------------------------------------------------------------------------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

FORUM FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT BOX: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Preferred Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Preferred Shares are designed for institutional investors and have a $10,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified porfolio of Money Market Securities with remaining maturities of 397 days or less. Each Fund also maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund's primary investments are:

          FUND                                PRIMARY INVESTMENTS
Treasury Cash Fund           At least 80% of net assets invested in Treasury
                             Securities and Repurchase Agreements backed by Treasury Securities (an "80% Policy")

Government Cash Fund         At least 80% of net assets invested in Government
                             Securities and Repurchase Agreements backed by Government Securities (an "80% Policy")

Cash Fund                    Invests in a broad spectrum of Money Market
                             Securities including:
                             o    Securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o    Securities issued by domestic companies,
                                  such as commercial paper
                             o    Government Securities
                             o    Repurchase Agreements

A Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% policy.

The investment adviser for each Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fund's investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Fund, moderate for Government Cash Fund and least for Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

Performance Information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for each Fund are based on estimated annualized amounts incurred for the Fund's initial fiscal year ending August 31, 2003. Expenses are stated as a percentage of a Fund's estimated average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                            TREASURY               GOVERNMENT                 CASH
                                                           CASH FUND               CASH FUND                  FUND
Management Fees                                              ____%                   ____%                   ____%
Distribution (Rule 12b-1) Fees                               ____%                   ____%                   ____%
Other Expenses                                               ____%                   ____%                   ____%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                      ____%                   ____%                   ____%

(1) Certain service providers have contractually agreed to waive a portion of their fees for each Fund so that actual Total Annual Fund Operating Expenses for Treasury Cash Fund, Government Cash Fund and Cash Fund do not exceed ____%, ____% and ____%, respectively through December 31, 2004.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Preferred Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Preferred Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                              ONE YEAR          THREE YEARS
TREASURY CASH FUND
GOVERNMENT CASH FUND
CASH FUND

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Fund's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Fund, the Adviser manages one taxable and three tax-free bond funds.

The Adviser receives an advisory fee of ______.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Preferred Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

       WRITE TO US AT:                   ACH OR WIRE INVESTMENTS TO:

            Forum Funds                       Comerica Bank
            P.O. Box 446                      ABA #121137522
            Portland, Maine 04112              FOR CREDIT TO:
                                               Forum Shareholder Services, LLC
                                               Account # 1891488817
       TELEPHONE US TOLL-FREE AT:              (Name of Fund)- Preferred Shares
            (800) 754-8757                     (Your Name)
                                               (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

       ORDER MUST BE RECEIVED BY:                 PAYMENT MUST BE RECEIVED BY:
        2:00 p.m., Eastern Time                    4:00 p.m., Eastern Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco close early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.

         CHECKS Checks must be made payable on their face to "Forum Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Preferred Shares is $10,000,000.

ACCOUNT REQUIREMENTS

              TYPE OF ACCOUNT                                               REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT                 o   Instructions must be signed by all persons required to
ACCOUNTS                                                      sign exactly as their names appear on the account
Individual accounts are owned by one person, as are sole
proprietorship accounts. Joint accounts have two or more
owners (tenants)
BUSINESS ENTITIES                                         o   Submit a secretary's (or similar) certificate covering
                                                              incumbency and authority
TRUSTS                                                    o   The trust must be established before an account can be
                                                              opened
                                                          o   Provide pages from the trust document identifying the
                                                              trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                BY CHECK
o   Call or write us for an account application         o   Fill out an investment slip from a
o   Complete the application (and other required            confirmation or write us a letter
    documents)                                          o   Write your account number on your check
o   Mail us your application (and other                 o   Mail us the slip (or your letter) and the
    required documents) and a check                         check
BY WIRE                                                 BY WIRE
o   Call or write us for an account application         o   Call to notify us of your incoming wire
o   Complete the application (and other required        o   Instruct your financial institution to wire
    documents)                                              your money to us
o   Call us to fax the completed application (and
    other required documents) and we will assign you an
    account number
o   Mail us your original application (and other
    required documents)
o   Instruct your financial institution to wire your
    money to us
BY ACH PAYMENT
o   Call or write us for an account application
o   Complete the application (and other required
    documents)
o   Call us to fax the completed application
    (and other required documents) and we
    will assign you an account number
o   Mail us your original application (and other
    required documents)
o   We can electronically debit your purchase
    proceeds from your selected financial
    institution account

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor

FORUM FUNDS
--------------------------------------------------------------------------------

and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Preferred Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which the account is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
    o Redemption proceeds will be electronically credited to your accounts at the financial institution identified in your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agency will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o    Written requests to redeem $100,000 or more
o    Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address, financial institution account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

The Transfer Agenct reserves the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Preferred Shares of a Fund for Preferred Shares of another Fund. Be sure to confirm with the Transfer Agent that the fund into which you want to exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund operates in accordance with Rule 2a-7 under the Investment Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES

In addition to Preferred Shares, each Fund offers Universal Shares, Institutional Shares, Investor Shares, and Service Shares. Cash Fund and Government Cash Fund also offer Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Universal Shares are sold to institutional investors. Institutional Service and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts, Investor Shares are sold to retail investors and Service Shares are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


10
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                                                                     FORUM FUNDS
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FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.


                                                                              11
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
                              FOR MORE INFORMATION                                          FORUM
                                                                                            FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
     Additional information about each Fund's investments will be available            PREFERRED SHARES
            in the Funds' annual/semi-annual reports to shareholders.
                                                                                           TREASURY
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                       GOVERNMENT
                                                                                           CASH FUND
                              CONTACTING THE FUNDS
     You can get free copies of the Fund's annual/semi-annual reports (when                CASH FUND
  available) and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review the Funds' annual/semi-annual reports (when available)
  SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
 You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports                   Forum Funds
            and the SAI, is available from the SEC's EDGAR Database                      Two Portland Square
                         on its Web site at www.sec.gov.                                Portland, Maine 04101
                                                                                           (800) 754-8757

                    Investment Company Act File No. 811-3023

FORUM FUNDS
--------------------------------------------------------------------------------


                                               PROSPECTUS

                                               February  , 2003

                                               SERVICE SHARES

THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE                      TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                     GOVERNMENT CASH FUND
EXTENT CONSISTENT WITH THE                     CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

SUMMARY...............................2  YOUR ACCOUNT..........................5
PERFORMANCE...........................3  OTHER INFORMATION....................10
FEE TABLES............................4  FINANCIAL HIGHLIGHTS.................11
MANAGEMENT............................4  FOR MORE INFORMATION.................12

--------------------------------------------------------------------------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED THE FUNDS'
SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

SERVICE SHARES ARE DESIGNED TO REPLICATE A
STANDARD CHECKING ACCOUNT OR TO BE USED AS
PART OF A DAILY SWEEP PRODUCT. SERVICE SHARES
INCLUDE CERTAIN EXPENSES THAT MAKE THEM
INAPPROPRIATE FOR YOU IF YOU DO NOT INTEND TO
USE YOUR ACCOUNT IN EITHER OF THESE WAYS. AN
INVESTMENT IN A FUND IS NOT A DEPOSIT IN A
BANK AND IS NOT INSURED OR GUARANTEED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
OTHER GOVERNMENT AGENCY.

FORUM FUNDS
--------------------------------------------------------------------------------

SUMMARY

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Services Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Service Shares have a $1,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified porfolio of Money Market Securities with remaining maturities of 397 days or less. Each Fund also maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund's primary investments are:

          FUND                                PRIMARY INVESTMENTS
Treasury Cash Fund           At least 80% of net assets invested in Treasury
                             Securities and Repurchase Agreements backed by Treasury Securities (an "80% Policy")

Government Cash Fund         At least 80% of net assets invested in Government
                             Securities and Repurchase Agreements backed by Government Securities (an "80% Policy")

Cash Fund                    Invests in a broad spectrum of Money Market
                             Securities including:
                             o    Securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o    Securities issued by domestic companies,
                                  such as commercial paper
                             o    Government Securities
                             o    Repurchase Agreements

A Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% policy.

The investment adviser for each Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fund's investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                     FORUM FUNDS
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PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

You should not invest in Service Shares unless you intend to use the checkwriting privileges or your Fund account is used as part of a daily sweep product.

The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Fund, moderate for Government Cash Fund and least for Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

Performance Information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

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FORUM FUNDS
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FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for each Fund are based on estimated annualized amounts incurred for the Fund's initial fiscal year ending August 31, 2003. Expenses are stated as a percentage of a Fund's estimated average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                            TREASURY               GOVERNMENT                 CASH
                                                           CASH FUND               CASH FUND                  FUND
Management Fees                                              ____%                   ____%                   ____%
Distribution (Rule 12b-1) Fees                               ____%                   ____%                   ____%
Other Expenses                                               ____%                   ____%                   ____%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                      ____%                   ____%                   ____%

(1) Certain service providers have contractually agreed to waived a portion of their fees for each Fund so that actual Total Annual Fund Operating Expenses for Treasury Cash Fund, Government Cash Fund and Cash Fund do not exceed ____%, ____% and ____%, respectively.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   ONE YEAR          THREE YEARS
TREASURY CASH FUND
GOVERNMENT CASH FUND
CASH FUND

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Fund's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Fund, the Adviser manages one taxable and three tax-free bond funds.

The Adviser receives an advisory fee of ______.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

Each Fund has adopted a distribution or Rule 12b-1 plan under which the Fund pays the distributor ____% of the average daily net assets of Service Shares for the sale and distribution of the shares.

Each Fund has also entered into a shareholder service agreement under which the Fund pays ____% of the average daily net assets of Service Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Service Shares. Because Service Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Service Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT


HOW TO CONTACT THE FUNDS

You may contact the Trust or Comerica Securities, Inc. for an account application or for further information as follows:

WRITE TO US AT:                           ACH OR WIRE INVESTMENTS TO:

     Forum Funds                               Comerica Bank
     P.O. Box 446                              ABA #121137522
     Portland, Maine 04112                     FOR CREDIT TO:
                                               Forum Shareholder Services, LLC
                                               Account # 1891488817
TELEPHONE US TOLL-FREE AT:                     (Name of Fund) - Service Shares
     (800) 754-8757                            (Your Name)
                                               (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

        ORDER MUST BE RECEIVED BY:            PAYMENT MUST BE RECEIVED BY:
         2:00 p.m., Eastern Time                4:00 p.m., Eastern Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including wire redemption privileges, telephone redemption privileges, check writing privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

FORUM FUNDS
--------------------------------------------------------------------------------

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.

      CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make a check payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, your check must be made payable on its face to "Forum Funds."

      ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee this service.

      WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Service Shares is $1,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP                                  o    Instructions must be signed by all persons required
AND JOINT ACCOUNTS                                                    to sign exactly as their names appear on the account
Individual accounts are owned by one person, as are sole
proprietorship accounts.  Joint accounts can have two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                       o    Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a             account under the UGMA or the UTMA
child and obtain tax benefits                                    o    The custodian must sign instructions in a manner
                                                                      indicating custodial capacity
BUSINESS ENTITIES                                                o    Submit secretary's (or similar) certificate
                                                                      covering incumbency and authority
TRUSTS                                                           o    The trust must be established before an account can
                                                                      be opened
                                                                 o    Provide the first and signature pages from the trust
                                                                      document identifying the trustees


INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o    Call or write us for an account application                o        Fill out an  investment  slip from a  confirmation
o    Complete the application (and other required                        or write us a letter
     documents)                                                 o        Write your account number on your check
o    Mail us your application (and other required               o        Mail us the slip (or your letter) and the check
     documents) and a check
BY WIRE                                                         BY WIRE
o    Call or write us for an account application                o        Call to notify us of your incoming wire
o    Complete the application (and other required               o        Instruct your  financial  institution to wire your
     documents)                                                          money to us
o    Call us to fax the completed application (and other
     required documents) and we will assign you an account
     number
o    Mail us your original application (and other
     required documents)
o    Instruct your financial institution to wire your money

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

to us
BY ACH PAYMENT

o    Call or write us for an account application
o Complete the application (and other required documents)
o Call us to fax the completed application (and other required documents) and we will assign you an account number
o Mail us your original application (and other required documents)
o We will electronically debit your purchase amount from your account at a designated financial institution

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Service Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $1,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY CHECK
o  Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:

FORUM FUNDS
--------------------------------------------------------------------------------

   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $1,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check, as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must havee a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee may be required for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, addressfinancial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000, a Fund may ask you to increase your balance. If the account value is still below $1,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Service Shares of a Fund for Service Shares of another Fund. Be sure to confirm with the Transfer Agent that the fund into which you want to exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL

o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund operates in accordance with Rule 2a-7 under the Investment Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES

In addition to Service Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Investor Shares. Cash Fund and Government Cash Fund also offers Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Service and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FORUM FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FORUM FUNDS
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION                                          FORUM
                                                                                            FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
     Additional information about each Fund's investments will be available             SERVICE SHARES
            in the Funds' annual/semi-annual reports to shareholders.
                                                                                           TREASURY
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                       GOVERNMENT
                                                                                           CASH FUND
                              CONTACTING THE FUNDS
     You can get free copies of the Fund's annual/semi-annual reports (when               CASH FUND
  available) and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review the Funds' annual/semi-annual reports (when available)
 SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
 You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports                   Forum Funds
            and the SAI, is available from the SEC's EDGAR Database                      Two Portland Square
                         on its Web site at www.sec.gov.                                Portland, Maine 04101
                                                                                           (800) 754-8757

                    Investment Company Act File No. 811-3023

FORUM FUNDS
--------------------------------------------------------------------------------


                                               PROSPECTUS

                                               February   , 2003

                                               UNIVERSAL SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE                      TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                     GOVERNMENT CASH FUND
EXTENT CONSISTENT WITH THE                     CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

SUMMARY...............................2  YOUR ACCOUNT..........................5
PERFORMANCE...........................3  OTHER INFORMATION....................10
FEE TABLES............................4  FINANCIAL HIGHLIGHTS.................11
MANAGEMENT............................4  FOR MORE INFORMATION.................12

--------------------------------------------------------------------------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

FORUM FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT BOX: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Universal Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Universal Shares are designed for institutional investors and have a $1,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified porfolio of Money Market Securities with remaining maturities of 397 days or less. Each Fund also maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund's primary investments are:

          FUND                                PRIMARY INVESTMENTS
Treasury Cash Fund           At least 80% of net assets invested in Treasury
                             Securities and Repurchase Agreements backed by Treasury Securities (an "80% Policy")

Government Cash Fund         At least 80% of net assets invested in Government
                             Securities and Repurchase Agreements backed by Government Securities (an "80% Policy")

Cash Fund                    Invests in a broad spectrum of Money Market
                             Securities including:
                             o    Securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o    Securities issued by domestic companies,
                                  such as commercial paper
                             o    Government Securities
                             o    Repurchase Agreements

A Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% policy.

The investment adviser for each Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fund's investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Fund, moderate for Government Cash Fund and least for Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

Performance Information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for each Fund are based on estimated annualized amounts incurred for the Fund's initial fiscal year ending August 31, 2003. Expenses are stated as a percentage of a Fund's estimated average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                            TREASURY               GOVERNMENT                 CASH
                                                           CASH FUND               CASH FUND                  FUND
Management Fees                                              ____%                   ____%                   ____%
Distribution (Rule 12b-1) Fees                               ____%                   ____%                   ____%
Other Expenses                                               ____%                   ____%                   ____%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                      ____%                   ____%                   ____%

(1) Certain service providers have voluntarily agreed to waived a portion of their fees for each Fund so that actual Total Annual Fund Operating Expenses for Treasury Cash Fund, Government Cash Fund and Cash Fund do not exceed ____%, ____% and ____%, respectively. Fee waivers and expense reimbursements may be reduced or eliminated at anytime.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                       ONE YEAR          THREE YEARS
TREASURY CASH FUND
GOVERNMENT CASH FUND
CASH FUND

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Fund's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Fund, the Adviser manages one taxable and three tax-free bond funds.

The Adviser receives an advisory fee of ______.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Universal Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

    WRITE TO US AT:                 ACH OR WIRE INVESTMENTS TO:

         Forum Funds                     Comerica Bank
         P.O. Box 446                    ABA #121137522
         Portland, Maine 04112            FOR CREDIT TO:
                                          Forum Shareholder Services, LLC
                                          Account # 1891488817
    TELEPHONE US TOLL-FREE AT:            (Name of Fund) - Universal Shares
         (800) 754-8757                   (Your Name)
                                          (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

       ORDER MUST BE RECEIVED BY:                PAYMENT MUST BE RECEIVED BY:
        2:00 p.m., Eastern Time                    4:00 p.m., Eastern Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchases, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

FORUM FUNDS
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.

         CHECKS Checks must be made payable on their face to "Forum Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

ACCOUNT REQUIREMENTS

              TYPE OF ACCOUNT                                               REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT                 o   Instructions must be signed by all persons required to
ACCOUNTS                                                      sign exactly as their names appear on the account
Individual accounts are owned by one person, as are sole
proprietorship accounts. Joint accounts have two or more
owners (tenants)
BUSINESS ENTITIES                                         o   Submit a secretary's (or similar) certificate covering
                                                              incumbency and authority
TRUSTS                                                    o   The trust must be established before an account can be
                                                              opened
                                                          o   Provide the first and signature pages from the trust
                                                              document identifying the trustees

INVESTMENT PROCEDURES

            HOW TO OPEN AN ACCOUNT                                    HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                BY CHECK
o   Call or write us for an account application         o   Fill out an investment slip from a
o   Complete the application (and other required            confirmation or write us a letter
    documents)                                          o   Write your account number on your check
o   Mail us your application (and other                 o   Mail us the slip (or your letter) and the
    required documents) and a check                         check
BY WIRE                                                 BY WIRE
o   Call or write us for an account application         o   Call to notify us of your incoming wire
o   Complete the application (and other required        o   Instruct your financial institution to wire
    documents)                                              your money to us
o   Call us to fax the completed application (and
    other required documents) and we will assign you an
    account number
o   Mail us your original application (and other
    required documents)
o   Instruct your financial institution to wire your
    money to us

6


                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

BY ACH PAYMENT
o   Call or write us for an account application
o Complete the application (and other required documents)
o   Call us to fax the completed application
    (and other required documents) and we
    will assign you an account number
o Mail us your original application (and other required documents)
o We will electronically debit your purchase amount from your account at a designated financial institution

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Universal Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which the account is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

FORUM FUNDS
--------------------------------------------------------------------------------

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Universal Shares of a Fund for Universal Shares of another Fund in addition to certain other series of the Trust. Be sure to confirm with the Transfer Agent that the fund into which you want to exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. If you exchange into a fund that imposes a sales charge, you will have to pay that fund's sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund operates in accordance with Rule 2a-7 under the Investment Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES

In addition to Universal Shares, each Fund offers Preferred Shares, Institutional Shares, Investor Shares, and Service Shares. Cash Fund and Government Cash Fund Offers Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred Shares are sold to institutional investors and Institutional Service and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


10
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                                                                     FORUM FUNDS
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FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.


                                                                              11
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
                              FOR MORE INFORMATION                                          FORUM
                                                                                            FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
     Additional information about each Fund's investments will be available            UNIVERSAL SHARES
            in the Funds' annual/semi-annual reports to shareholders.
                                                                                           TREASURY
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                       GOVERNMENT
                                                                                           CASH FUND
                              CONTACTING THE FUNDS
     You can get free copies of the Fund's annual/semi-annual reports (when                CASH FUND
  available) and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review the Funds' annual/semi-annual reports (when available), SAI and other information about the Funds at the Public Reference Room of the
 Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
 You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports                   Forum Funds
            and the SAI, is available from the SEC's EDGAR Database                      Two Portland Square
                         on its Web site at www.sec.gov.                                Portland, Maine 04101
                                                                                           (800) 754-8757

                    Investment Company Act File No. 811-3023

FORUM FUNDS
--------------------------------------------------------------------------------



                                        STATEMENT OF ADDITIONAL INFORMATION

                                        February __, 2003




FUND INFORMATION:                       TREASURY CASH FUND
                                        GOVERNMENT CASH FUND
Forum Funds                             CASH FUND
Two Portland Square
Portland, Maine 04101
(800) 754-8757

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757

This Statement of Additional Information or "SAI" supplements the Prospectuses dated February ___, 2003, as may be amended from time to time, offering Preferred Shares, Universal Shares, Institutional Shares, Investor Shares, and Service Shares of each Fund and also Institutional Service Shares of Government Cash Fund and Cash Fund. This SAI is not a prospectus and should only be read in conjunction with the Prospectuses. You may obtain the Prospectuses without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

FORUM FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

GLOSSARY.......................................................................1
INVESTMENT POLICIES AND RISKS..................................................2
INVESTMENT LIMITATIONS.........................................................6
INVESTMENT BY FINANCIAL INSTITUTIONS...........................................7
PERFORMANCE DATA AND ADVERTISING...............................................8
MANAGEMENT....................................................................11
FUND TRANSACTIONS.............................................................18
PURCHASE AND REDEMPTION INFORMATION...........................................19
TAXATION......................................................................21
OTHER MATTERS.................................................................23
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...............................A-1
APPENDIX B - PERFORMANCE DATA................................................B-1
APPENDIX C - MISCELLANEOUS TABLES............................................C-1


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GLOSSARY

As used in the SAI, the following terms have the meanings listed.

TERM                          DEFINITION

Adviser                 Forum Investment Advisors, LLC.

Board                   The Board of Trustees of the Trust.

Code                    The Internal Revenue Code of 1986, as amended.

Custodian               Forum Trust, LLC. The custodian of each Fund's assets.

Disinterested Trustees  A member of the  Trust's Board of  Trustees who is not a party to an agreement with the Trust or who is not an interested person of any such party.

FAcS                    Forum Accounting Services, LLC, fund  accountant of each
                        Fund.

FAdS Forum Administrative Services, LLC, administrator of each Fund.

FFS Forum Fund Services, LLC, distributor of each Fund's shares.

FSS Forum Shareholder Services, LLC, transfer agent and distribution disbursing agent of each Fund.

Fund Treasury Cash Fund, Government Cash Fund and Cash Fund, series of the Trust.

Fitch                   Fitch Ratings.

Government Securities   Securities issued or  guaranteed by the U.S. Government,
                        its agencies or instrumentalities (see Prospectuses).

Moody's                 Moody's Investors Service.

NAV                     Net asset value per share (see Prospectuses).

NRSRO                   A nationally recognized statistical rating organization.

SEC                     The U.S. Securities and Exchange Commission.

S&P                     Standard & Poor's Corporation,  a Division of the McGraw
                        Hill Companies.

Treasury Securities     Securities issued  or guaranteed by  the  U.S.  Treasury
                        (see Prospectuses).

Trust                   Forum Funds.

1933 Act                The Securities Act of 1933, as amended.

1940 Act                The Investment Company Act of 1940, as amended.


                                       1
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INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the Prospectuses about each Fund's investment techniques, strategies and risks.

A.       SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, each Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a Repurchase Agreement having a duration of greater than 397 days, will limit portfolio investments, including Repurchase Agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has also established procedures to ensure that portfolio securities meet a Fund's high quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize Fund's net asset value, respectively, at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board of Trust will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations.

B.       FIXED INCOME SECURITIES

1.       GENERAL

VARIABLE AND FLOATING RATE SECURITIES Each Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, a Fund may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term Government Securities.

Cash Fund may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES Each Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. Treasury Cash Fund may only purchase mortgage or asset-backed securities that are Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.


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ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  Adjustable rate mortgage  securities
("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. No Fund may purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS Each Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.       RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by a Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


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ASSET-BACKED   SECURITIES   The  value  of   asset-backed   securities   may  be
significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Fund's yield. To the extent that a Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.       REPURCHASE AGREEMENTS

1.       GENERAL

Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.       BORROWING

1.       GENERAL

Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. Each Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of its total assets.

2.       RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if a Fund maintains a segregated account.


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E.       WHEN-ISSUED SECURITIES

1.       GENERAL

Each Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by a Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

F.       ILLIQUID SECURITIES

1.       GENERAL

Each Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market. Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

FORUM FUNDS
--------------------------------------------------------------------------------

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of each Fund is fundamental. Each Fund has also adopted certain fundamental and non-fundamental investment policies.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund, may be changed by the Board without shareholder approval.

For purposes of all investment policies of a Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.       FUNDAMENTAL LIMITATIONS

1.       TREASURY CASH FUND, GOVERNMENT CASH FUND AND CASH FUND

Each Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

FORUM FUNDS
--------------------------------------------------------------------------------

THRIFT INVESTOR LIMITATIONS With respect to Government Cash Fund, purchase or hold any security that: (1) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets; and (2) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Fund not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

B.       NONFUNDAMENTAL LIMITATIONS

1.       TREASURY CASH FUND, GOVERNMENT CASH FUND AND CASH FUND

Each Fund may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

INVESTMENT BY FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

A.       INVESTMENTS BY SHAREHOLDERS THAT ARE BANKS - GOVERNMENT CASH FUND

Government Cash Fund invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Fund's investment portfolio will be modified accordingly, including by disposing of Fund securities or other instruments that no longer qualify under the Guidelines. In addition, the Fund does not intend to hold any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. If the Fund includes any instruments that would be subject to a restriction as to amount held by a national bank, investment in the Fund may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Fund shares should qualify for a 20% risk-weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk-weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a Fund may be assigned to the 100% risk-weight category if it is determined that the Fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk-weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Fund. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Fund shares will be evaluated by bank examiners.

FORUM FUNDS
--------------------------------------------------------------------------------

Before acquiring Government Cash Fund shares (directly or indirectly), prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Shares of Government Cash Fund held by national banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares (either directly or indirectly), and thereafter may be required to review its investment in the Fund for the purpose of verifying compliance with applicable federal banking laws, regulations and policies.

National banks generally must review their investment holdings of Government Cash Fund at least quarterly to ensure compliance with established bank policies and legal requirements.

B.       INVESTMENTS BY SHAREHOLDERS THAT ARE CREDIT UNIONS - TREASURY CASH FUND

Treasury Cash Fund limit its investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Fund limits its investments to Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by Government Securities. Certain Government Securities owned by the Fund may be mortgage or asset-backed, but no such security will be: (1) a stripped mortgage backed security ("SMBS"); (2) a residual interest in a CMO or REMIC; or (3) a mortgage servicing right, a commercial mortgage related security or a small business related security. Each Fund may also invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.100(j) to the extent otherwise permitted herein and in the Prospectuses.

C. INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - GOVERNMENT CASH FUND

Government Cash Fund limits its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C. Section
1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Fund limits its investments to those that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h).

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

A.       PERFORMANCE DATA

A Fund class may quote performance in various ways. All performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund class may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies that track the investment performance of investment companies ("Fund Tracking Companies").
     o    The performance of other mutual funds.
     o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

FORUM FUNDS
--------------------------------------------------------------------------------

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of a Fund class to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund class.

A Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund class' performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund class' performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for each Fund class.

1.       SEC YIELD

Yield quotations for a Fund class will include an annualized historical yield, carried at least to the nearest hundredth of one percent. Yield quotations are based on a specific seven-calendar-day period and are calculated by: (1) dividing the net change in the value of a Fund class during the seven-day period having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and (2) multiplying the quotient by 365/7. The net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund class is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund class' yield after taxes. Tax equivalent yields are calculated by dividing a Fund class' yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund class' yield is tax-exempt, only that portion is adjusted in the calculation.

2.       TOTAL RETURN CALCULATIONS

A Fund class' total return shows its overall changes in value, assuming that all of the Fund class' distributions are reinvested.

3.       AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund class: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Fund class.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:

                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending  redeemable  value: ERV is the value, at the end of the applicable  period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in a Fund class' return, shareholders should recognize that they are not the same as actual year-to-year results.


                                       9


FORUM FUNDS
--------------------------------------------------------------------------------

4.       OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

A Fund class may quote unaveraged or cumulative total returns that reflect a Fund class' performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:

                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

A Fund class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar. (For example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively.); (5) biographical descriptions of a Fund's portfolio manager and the portfolio management staff of the Adviser, summaries of the views of the portfolio manager with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in a Fund class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of a Fund class as of one or more dates; and
(9) a comparison of a Fund class' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, a Fund may provide "shareholder letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

FORUM FUNDS
--------------------------------------------------------------------------------

MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers are responsible for managing the Funds' affairs and for exercising the Funds' powers except those reserved for the shareholders and those assigned to the Adviser or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The names of the Trustees and officers of the Trust, their position with the Trust, length of time serving the Trust, address, date of birth and principal occupations during the past five years are set forth below. For the Trustees, information concerning the number of portfolios in the Fund Complex overseen by the Trustee and other Trusteeships held by the Trustee has also been included. The Fund Complex includes three other investment companies for which the Forum Financial Group, LLC group of companies provides services. Interested and disinterested Trustees have been segregated.

--------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
                                                                                               NUMBER OF
                                                                                                FUNDS IN
                                                                                                  FUND           OTHER
                            POSITION     LENGTH OF       PRINCIPAL OCCUPATION(S) DURING         COMPLEX       TRUSTEESHIPS
          NAME,             WITH THE      TIME                    PAST 5 YEARS                OVERSEEN BY   HELD BY TRUSTEES
     AGE AND ADDRESS          TRUST       SERVED                                                TRUSTEE
--------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
INTERESTED TRUSTEES
--------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
John Y. Keffer 1            Chairman/   1989-       Member and Director, Forum Financial      33            Chairman/
Born:  July 15, 1942        President   Present     Group, LLC (a mutual fund services                      President,
Two Portland Square                                 holding company)                                        Forum Funds
Portland, ME 04101                                  Director, various affiliates of Forum
                                                    Financial Group, LLC including Forum
                                                    Fund Services, LLC (Trust's
                                                    underwriter)
                                                    Chairman/President of two other
                                                    investment companies within the fund
                                                    complex.
--------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------

1 John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust. Mr. Keffer also indirectly controls Forum Investment Advisors, LLC, the investment adviser to certain Trust series.


                                       11


FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
                                                                                               NUMBER OF
                                                                                                FUNDS IN
                                                                                                  FUND           OTHER
                            POSITION     LENGTH OF       PRINCIPAL OCCUPATION(S) DURING         COMPLEX       TRUSTEESHIPS
          NAME,             WITH THE      TIME                    PAST 5 YEARS                OVERSEEN BY   HELD BY TRUSTEES
     AGE AND ADDRESS          TRUST       SERVED                                                TRUSTEE
--------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
DISINTERESTED TRUSTEES
----------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
Costas Azariadis              Trustee     1989-       Professor of Economics, University of     31            None
Born:  February 15, 1943                  Present     California-Los Angeles
Department of Economics                               Visiting Professor of Economics, Athens
University of California                              University of Economics and Business
Los Angeles, CA 90024                                 1998 - 1999
                                                      Trustee of one other investment company
                                                      within the fund complex
----------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
James C. Cheng                Trustee     1989-       President, Technology Marketing           31            None
Born:  July 26, 1942                      Present     Associates
27 Temple Street                                      (marketing company for small and medium
Belmont, MA 02718                                     sized businesses in New England)
                                                      Trustee of one other investment company
                                                      within the fund complex
----------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
J. Michael Parish             Trustee     1989-       Partner, Wolfe, Block, Schorr and         31            None
Born:  November 9, 1943                   Present     Solis-Cohen LLP (law firm) since 2002
250 Park Avenue                                       Partner, Thelen Reid & Priest LLP (law
New York, NY 10177                                    firm) from 1995 - 2002
                                                      Trustee of one other investment company
                                                      within the fund complex
----------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
OFFICERS
----------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
Thomas G. Sheehan             Vice        2000-       Director of Business Development,         N/A           N/A
Born:  July 15, 1954          President/  Present     Forum Financial Group, LLC since 2001
Two Portland Square           Assistant               Managing Director and Counsel, Forum
Portland, ME 04101            Secretary               Financial Group, LLC from 1993 to 2001
----------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
Lisa J. Weymouth              Vice        2001-       Director and Manager, Forum               N/A           N/A
Born:  May 4, 1968            President/  Present     Shareholder Services, LLC (transfer
Two Portland Square           Assistant               agent)
Portland, Maine  04101        Secretary               Director, Forum Administrative
                                                      Services, LLC (mutual fund
                                                      administrator) since 2001
----------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
Stacey A. Hong                Treasurer   2002-       Director, Forum Accounting Services,      N/A            N/A
Born:  May 10, 1966                       Present     LLC since 1992
Two Portland Square                                   Treasurer of four other investment
Portland, ME 04101                                    companies within the fund complex
----------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------
Leslie K. Klenk               Secretary   1998-       Counsel, Forum Financial Group, LLC       N/A           N/A
Born:  August 24, 1964                    Present     since 1998
Two Portland Square                                   Associate General Counsel, Smith Barney
Portland, ME 04101                                    Inc. (brokerage firm) 1993 - 1998
                                                      Secretary of one other investment
                                                      company within the fund complex
----------------------------- ----------- ----------- ----------------------------------------- ------------- -----------------

FORUM FUNDS
--------------------------------------------------------------------------------

B.       TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS

------------------------------------- ------------------------------------------- -------------------------------------------
                                                                                  AGGREGATE DOLLAR RANGE OF OWNERSHIP AS OF
                                                                                   DECEMBER 31, 2002 IN ALL FUNDS OVERSEEN
                                       DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN         BY TRUSTEE IN THE SAME FAMILY OF
TRUSTEES                                   THE FUND AS OF DECEMBER 31, 2002                  INVESTMENT COMPANIES
------------------------------------- ------------------------------------------- -------------------------------------------
INTERESTED TRUSTEES
------------------------------------- ------------------------------------------- -------------------------------------------
John Y. Keffer
------------------------------------- ------------------------------------------- -------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ------------------------------------------- -------------------------------------------
Costas Azariadis
------------------------------------- ------------------------------------------- -------------------------------------------
James C. Cheng
------------------------------------- ------------------------------------------- -------------------------------------------
J. Michael Parish
------------------------------------- ------------------------------------------- -------------------------------------------

C.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2002, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.       INFORMATION CONCERNING TRUST COMMITTEES

1.       AUDIT COMMITTEE

The Trust's Audit Committee, which meets when necessary, consists of Messrs. Cheng, Parish and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

2.       NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board.

3.       VALUATION COMMITTEE

The Trust's Valuation Committee, which meets when necessary, consists of all the Trustees, any two officers of the Trust, and a senior representative of the Trust's investment adviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board.

E.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $3,000 for his service to the Trust. In addition, each Trustee is paid a fee of $1,000 for each Board meeting attended (whether in person or by electronic communications) and $500 for each Nominating or Audit Committee meeting attended (whether in person or by electronic communication) that is held on a day when a Board meeting is not scheduled. Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending meetings of the Board. Messrs. Keffer and Singer have not in the past accepted any fees (other than reimbursement for travel and related expenses) for their services as Trustees.

FORUM FUNDS
--------------------------------------------------------------------------------

The following table sets forth estimated annualized fees paid to each Trustee by the Funds and the Fund Complex, which includes all series of the Trust and three other investment companies for which Forum Financial Group, LLC provides services, for the Funds' initial fiscal year ending on August 31, 2003.

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
                                                                                                 TOTAL COMPENSATION
                            COMPENSATION FROM                                                      FROM TRUST AND
        TRUSTEE                   FUND                 BENEFITS              RETIREMENT             FUND COMPLEX
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John Y. Keffer                                             $0                     $0
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Costas Azariadis                                            0                      0
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
J. Michael Parish                                           0                      0
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
James C. Cheng                                              0                      0
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

F.       INVESTMENT ADVISER

1.       SERVICES

Forum Investment Advisors, LLC serves as the adviser to each Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection ____ with managing a Fund's investments and effecting portfolio transactions for a Fund. Anthony R. Fischer, Jr. has been the portfolio manager responsible for the day-to-day management of each Fund since its inception. Mr. Fischer has over 25 years of experience in the money market industry.

2.       FEES

The Adviser's fees are calculated as a percentage of the Funds' average net assets.

Table 1 in Appendix C shows for the past three fiscal years the dollar amount payable by each Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Fund.

3.       OTHER PROVISIONS OF THE ADVISORY AGREEMENT

The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board of by majority vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to each Fund on sixty (60) days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on sixty (60) days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

4.       ADVISORY AGREEMENT APPROVAL

                [INFORMATION TO BE INCLUDED BY LATER AMENDMENT]

G.       DISTRIBUTOR

1.       SERVICES

FFS serves as the distributor (also known as principal underwriter) of each Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). FFS is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

FFS acts as the representative of the Trust in connection with the offering of a Fund's shares. FFS continually distributes shares of each Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

FORUM FUNDS
--------------------------------------------------------------------------------

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as FFS's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.       FEES

FFS does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

3.       OTHER

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

4.       DISTRIBUTION PLAN - INVESTOR SHARES AND SERVICE SHARES CLASSES

In accordance with Rule 12b-1 under the 1940 Act the Trust has adopted distribution plans (collectively, the "Plans") for Investor Shares and Service Shares (each a "Class") of each Fund. The Plans provides for the payment to FFS of a Rule 12b-1 fee at the annual rate of ___% for Investor Shares and ___% of Service Shares of the average daily net assets of each Class.

The Plans provide that FFS may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of Investor Shares for sale to the public.

The Plans provide that all written agreements relating to the Plans must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plans require the Trust and FFS to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plans and identifying the activities for which those expenditures were made.

The Plans provide that they will remain in effect with respect to a Fund for one year from the date of adoption and thereafter shall continue in effect provided they are approved at least annually by a majority vote of the outstanding shares of the Fund's Investor Shares or Service Shares, applicable, or by the Board, including a majority of the Disinterested Trustees. The Plans further provide that they may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plans without shareholder approval (a majority vote of outstanding shares of the Fund's Investor Shares or Services Shares, as applicable) and that other material amendments of the Plans must be approved by the Disinterested Trustees. The Board may terminate the Plans at any time by a majority of the Disinterested Trustees, or by the shareholders of a Fund's Investor or Service Class.

Table 2 in Appendix C shows the dollar amount of fees payable by each Fund class to FFS, the amount of fee waived by FFS and the actual fees paid by each Fund class. This information is for the past three fiscal years (or shorter period if a Fund has been in operation for a shorter period).

FORUM FUNDS
--------------------------------------------------------------------------------

H.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR - THE TRUST

FAdS serves as administrator pursuant to an administration agreement with the Trust (the "Administration Agreement"). FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each class of each Fund ____________.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAdS and certain related parties (such as FAdS' officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS' actions or omissions that are consistent with FAdS' contractual standard of care.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by each Fund. This information is for the past three fiscal years (or shorter period if a Fund has been in operation for a shorter period).

2.       TRANSFER AGENT

FSS serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). FSS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, each Fund pays FSS an annual fee of ____________. Certain shareholder account fees are also charged. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to a Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to a Fund, except for bad faith, willful misconduct, or gross negligence in the performance of its duties. FSS and certain related parties (such as FSS' officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS' actions or omissions that are consistent with FSS' contractual standard of care.

Table 4 in Appendix C shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS (or shorter period if a Fund has been in operation for a shorter period).

3.       SHAREHOLDER  SERVICE   AGREEMENT  -  INSTITUTIONAL   SERVICES   SHARES,
         INSTITUTIONAL SHARES, INVESTOR SHARES AND SERVICE SHARES

The Trust has adopted a shareholder service agreement (the "Shareholder Service Agreement") with respect to Institutional Shares, Investor Shares and Service Shares of each Fund. Under the Shareholder Service Agreement, the Trust may pay FAdS a shareholder servicing fee at an annual rate of ___%, ___%, ___%, and ___%, respectively, of the average daily net assets of Institutional Service Shares, Investor Shares, Service Shares and Institutional Shares. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional, Investor and Service Shares.

The Shareholder Service Agreement shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Disinterested Trustees. Any material amendment to the Shareholder Service Agreement must be approved by a majority of the Disinterested Trustees. The agreement may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees or FAdS.

FORUM FUNDS
--------------------------------------------------------------------------------

FAdS may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 5 in Appendix C shows the dollar amount of fees payable by each Fund class to FAdS, the amount of the fees waived by FAdS and the actual fees paid by each Fund class. The information is for the past three fiscal years (or shorter period if a Fund class has been in operation for a shorter period).

4.       FUND ACCOUNTANT

FAcS serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). FAcS provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Fund's financial statements and tax returns.

For its services, each Fund pays FAcS an annual fee of ____________.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Fund Accounting Agreement, FAcS is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAcS and certain related parties (such as FAcS' officers and persons who control
FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS' actions or omissions that are consistent with FAcS' contractual standard of care.

Under the Fund Accounting Agreement, in calculating a Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Fund Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10. FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

Table 6 in Appendix C shows the dollar amount of fees payable by each Fund to FAcS, the amount of fees waived by FAcS and the actual fees paid by each Fund. This information is for the past three fiscal years (or shorter period if a Fund has been in operation for a shorter period)

5.       CUSTODIAN

As  custodian,  pursuant  to an  agreement  with the  Trust,  Forum  Trust,  LLC
("Custodian") safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Funds. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

6.       SUBCUSTODIAN

Comerica Bank serves as subcustodian for the Funds and is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.

FORUM FUNDS
--------------------------------------------------------------------------------

7.       LEGAL COUNSEL

[Firm Name], [Address], [City], [State] [Zip Code], passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS

[Independent Auditor], [Address], [City], [State] [Zip Code], is the independent auditor of the Funds and the Funds. The auditor audits the annual financial statements of each Fund. The auditor also reviews the tax returns and certain regulatory filings of each Fund.

FUND TRANSACTIONS
--------------------------------------------------------------------------------

Each Fund invests substantially all of its assets in a corresponding Fund and not directly in portfolio securities. Therefore, the Funds do not engage in portfolio transactions.

Purchases and sales of portfolio securities for each Fund usually are principal transactions. Fund securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Funds will pay brokerage commissions, however, in the event a Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which a Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

Table 7 in Appendix C shows the brokerage commissions paid by each Fund. This information is for the past three fiscal years (or shorter period if a Fund has been in operation for a shorter period).

A.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.       SECURITIES OF REGULAR BROKER-DEALERS

Table 8 of Appendix C lists the securities of each Fund's regular brokers and dealers (or the securities of the present company) held by the Fund as of the Fund's most recent fiscal year end as well as the aggregate value of such securities held by each Fund as of the Fund's most recent fiscal year).

FORUM FUNDS
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.       GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of FSS located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Not all Funds or classes may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's or class' availability.

B.       ADDITIONAL PURCHASE INFORMATION

The distributor sells shares of each Fund on a continuous basis.

Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

C.       IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at 1-800-754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $7,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect on the date of this SAI and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

D.       UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UFMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the

FORUM FUNDS
--------------------------------------------------------------------------------

shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

F.       LOST ACCOUNTS

FSS will consider your account lost if correspondence to your address of record is returned as undeliverable, unless FSS determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be cancelled.

G.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

H.       SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

I.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund or if the amount to be redeemed is large enough to affect a Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

J.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

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TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

The tax year-end of each Fund is August 31 (the same as the Funds' fiscal year end).

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income (and 90% of its tax-exempt interest income, net of expenses) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the distributions will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year.

Each Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

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--------------------------------------------------------------------------------

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). Any such losses may not be carried back.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Returned capital distributions reduce your tax basis in the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund's income must be distributed during the next calendar year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

E.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally will be exempt from U.S. Federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from a Fund, and amounts retained by a Fund that are designated as undistributed capital gain.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

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--------------------------------------------------------------------------------

The tax rules of other countries, with respect to distributions from a Fund, can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.

F.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the state and local tax consequences of an investment in a Fund.

G.       FOREIGN INCOME TAX

Investment income received by a Fund from sources with foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries cannot be determined.


OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Austin Global Equity Fund                       Fountainhead Special Value Fund
Brown Advisory Fundamental Opportunity Fund(1)  Investors Bond Fund
Brown Advisory Growth Equity Fund(1)            Maine TaxSaver Bond Fund
Brown Advisory Intermediate Bond Fund(1)        Mastrapasqua Growth Value Fund
Brown Advisory International Fund(1)            New Hampshire TaxSaver Bond Fund
Brown Advisory Maryland Bond Fund(1)            Payson Balanced Fund
Brown Advisory Small-Cap Growth Fund(2)         Payson Value Fund
Daily Assets Cash Fund(3)                       Polaris Global Value Fund
Daily Assets Government Fund(3)                 Shaker Fund(5)
Daily Assets Government Obligations Fund(3)     TaxSaver Bond Fund
Daily Assets Treasury Obligations Fund(4)       The Advocacy Fund
DF Dent Premier Growth Fund                     Winslow Green Growth Fund

(1) The Trust offers shares of beneficial interest in an institutional and A share class of this series.
(2) The Trust offers shares of beneficial interest in an institutional, A and B share class of this series.
(3) The Trust offers shares of beneficial interest in an institutional, institutional service and investor share class of these series.
(4) The Trust offers shares of beneficial interest in an institutional and institutional service share class of this series.
(5) The Trust offers shares of beneficial interest in an intermediary, A, B and C share classes of this series

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will effect each fund or class' performance. For more information on any other class of shares of the Fund, investors may contact FSS.

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--------------------------------------------------------------------------------

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.       FUND OWNERSHIP

As of February __, 2003, the percentage of shares owned by all officers and trustees of each Fund class as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each Fund class, the table reflects "N/A" for not applicable.

----------------------------------------------- ----------------------- ----------------------- ------------------------
                                                                                                   PERCENTAGE OF
                                                    NUMBER OF SHARES         PERCENTAGE OF          FUND SHARES
                                                          OWNED               CLASS OWNED              OWNED
----------------------------------------------- ----------------------- ----------------------- ------------------------
Institutional Shares                                     N/A                     N/A                      N/A
----------------------------------------------- ----------------------- ----------------------- ------------------------
Institutional Service Shares                             N/A                     N/A                      N/A
----------------------------------------------- ----------------------- ----------------------- ------------------------
Universal Shares                                         N/A                     N/A                      N/A
----------------------------------------------- ----------------------- ----------------------- ------------------------
Preferred Shares                                         N/A                     N/A                      N/A
----------------------------------------------- ----------------------- ----------------------- ------------------------
Service Shares                                           N/A                     N/A                      N/A
----------------------------------------------- ----------------------- ----------------------- ------------------------
Investor Shares                                          N/A                     N/A                      N/A
----------------------------------------------- ----------------------- ----------------------- ------------------------

Also as of that date, certain shareholders of record owned 5% or more of a Fund or class. These shareholders and any shareholder known by a Fund to own beneficially 5% of a Fund class are listed in Table 9 in Appendix C.

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--------------------------------------------------------------------------------

CONTROLLING PERSON INFORMATION

From time to time, certain shareholders may own a large percentage of the shares of a Fund or class. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of February __, 2003, the following shareholders may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.

------------------------------------ ------------------------------------- ------------------- -------------------
                                                                            NUMBER OF SHARES     PERCENTAGE OF
                                     NAME AND ADDRESS                            OWNED             FUND OWNED
------------------------------------ ------------------------------------- ------------------- -------------------
Institutional Shares                 Forum Financial Group, LLC                    1                  100%
                                     Two Portland Square
                                     Portland, Maine 04101
------------------------------------ ------------------------------------- ------------------- -------------------
Institutional Service Shares         Forum Financial Group, LLC                    1                  100%
                                     Two Portland Square
                                     Portland, Maine 04101
------------------------------------ ------------------------------------- ------------------- -------------------
Universal Shares                     Forum Financial Group, LLC                    1                  100%
                                     Two Portland Square
                                     Portland, Maine 04101
------------------------------------ ------------------------------------- ------------------- -------------------
Preferred Shares                     Forum Financial Group, LLC                    1                  100%
                                     Two Portland Square
                                     Portland, Maine 04101
------------------------------------ ------------------------------------- ------------------- -------------------
Service Shares                       Forum Financial Group, LLC                    1                  100%
                                     Two Portland Square
                                     Portland, Maine 04101
------------------------------------ ------------------------------------- ------------------- -------------------
Investor Shares                      Forum Financial Group, LLC                    1                  100%
                                     Two Portland Square
                                     Portland, Maine 04101

Forum Financial Group, LLC is a Delaware limited liability company indirectly controlled by John Y. Keffer, the Chairman of the Trust. As of February __, 2003, and prior to the public offering of the Fund, Forum Financial Group, LLC or its affiliates owned 100% of each Fund class and Fund and may be deemed to control each Fund class and Fund. It is not expected that Forum Financial Group, LLC will continue to control the Fund or any class after its public offering.

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at WWW.SEC.GOV.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FORUM FUNDS
--------------------------------------------------------------------------------

E.       FINANCIAL STATEMENTS

There are no financial statements for the Funds, as the Funds had not commenced operations prior to the date of this SAI.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

APPENDIX B - PERFORMANCE DATA

Fund performance is not included, as the Funds had not commenced operations prior to the date of this SAI.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

APPENDIX C - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The following tables show the dollar amount of fees payable to the Adviser with respect to the Funds, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

                                                 ADVISORY FEE             ADVISORY FEE            ADVISORY FEE
                                                    PAYABLE                  WAIVED                 RETAINED
                                                      N/A                     N/A                      N/A

Advisory fee information is not provided because the Funds had not commenced operations prior to the date of this SAI.

TABLE 2 - RULE 12B-1 FEES - SERVICE SHARES AND INVESTOR SHARES ONLY

The following table will show the dollar amount of fees payable to FFS by the Fund class, the amount of fee that was waived by FFS, if any, and the actual fees received by FFS.

                                                      FEE                     FEE                      FEE
                                                    PAYABLE                  WAIVED                 RETAINED
Service Shares                                        N/A                     N/A                      N/A

Investor Shares                                       N/A                     N/A                      N/A

Rule 12b-1 fee information is not provided because the Fund's Service and Investor Shares had not commenced operations prior to the date of this SAI.

TABLE 3 - ADMINISTRATION FEES

The following tables show the dollar amount of fees payable to FAdS with respect to the Funds, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

                                                ADMINISTRATION           ADMINISTRATION          ADMINISTRATION
                                                  FEE PAYABLE              FEE WAIVED             FEE RETAINED
                                                      N/A                     N/A                      N/A

Administration fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 4 - TRANSFER AGENCY FEES

The following tables show the dollar amount of fees payable to FSS by the Funds, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

                                                TRANSFER AGENCY         TRANSFER AGENCY          TRANSFER AGENCY
                                                  FEE PAYABLE              FEE WAIVED             FEE RETAINED
                                                      N/A                     N/A                      N/A

Transfer agency fee information is not provided because the Funds had not commenced operations prior to the date of this SAI.


                                      C-1


                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

TABLE 5 - SHAREHOLDER SERVICE FEES

The following tables show the dollar amount of fees payable under the Shareholder Servicing Agreement by the Funds, the amount of fee that was waived under the Shareholder Servicing Agreement, if any, and the actual fees received under the Shareholder Servicing Agreement.

                                                  SHAREHOLDER             SHAREHOLDER              SHAREHOLDER
                                                    SERVICE                 SERVICE                  SERVICE
                                                  FEE PAYABLE              FEE WAIVED             FEE RETAINED

  Institutional Shares                                N/A                     N/A                      N/A

  Institutional Service Shares                        N/A                     N/A                      N/A

  Service Shares                                      N/A                     N/A                      N/A

  Investor Shares                                     N/A                     N/A                      N/A

Shareholder   service  fee  information  is  not  provided  because  the  Fund's
Institutional Shares,  Institutional Service Shares, Service Shares and Investor
Shares have not commenced operations prior to the date of this SAI.

TABLE 6 - ACCOUNTING FEES

The following tables show the dollar amount of fees paid to FAcS by the Funds, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

                                                ACCOUNTING FEE           ACCOUNTING FEE          ACCOUNTING FEE
                                                    PAYABLE                  WAIVED                 RETAINED

                                                      N/A                     N/A                      N/A

Accounting fee information is not provided because the Funds had not commenced operations prior to the date of this SAI.

TABLE 7 - COMMISSIONS

The following table shows the aggregate brokerage commissions of the Funds.

                                                              TOTAL
                                                            BROKERAGE         % OF BROKERAGE            % OF
                                                           COMMISSIONS          COMMISSIONS         TRANSACTIONS
                                         TOTAL           ($) PAID TO AN         PAID TO AN         EXECUTED BY AN
                                       BROKERAGE        AFFILIATE OF THE     AFFILIATE OF THE     AFFILIATE OF THE
                                      COMMISSIONS            FUND OR              FUND OR              FUND OR
                                          ($)                ADVISER              ADVISER              ADVISER
                                          N/A                  N/A                  N/A                  N/A

Commission information is not provided because the Funds had not commenced operations prior to the date of this SAI.

TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following tables list the securities of each Fund's regular brokers and dealers (or the securities of the parent company) held by the Funds as of the Fund's most recent fiscal year end as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.

REGULAR BROKER OR DEALER                                  VALUE HELD

Information regarding securities of regular broker/dealers held is not provided because the Fund had not commenced operations prior to the date of this SAI.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

TABLE 9 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of February __, 2003.

--------------------------------- ----------------------- ------------------------------ ---------------------------------
NAME                                                                    %                               %
AND ADDRESS                               SHARES                    OF CLASS                         OF FUND
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Institutional Shares
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Forum Financial Group, LLC
Two Portland Square                         1                         100%                             100%
Portland, Maine 04101
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Institutional Service Shares
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Forum Financial Group, LLC
Two Portland Square                         1                         100%                             100%
Portland, Maine 04101
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Preferred Shares
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Forum Financial Group, LLC
Two Portland Square                         1                         100%                             100%
Portland, Maine 04101
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Service Shares
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Forum Financial Group, LLC
Two Portland Square                         1                         100%                             100%
Portland, Maine 04101
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Investor Shares
--------------------------------- ----------------------- ------------------------------ ---------------------------------
Forum Financial Group, LLC
Two Portland Square                         1                         100%                             100%
Portland, Maine 04101
--------------------------------- ----------------------- ------------------------------ ---------------------------------

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Small-Cap Growth Fund and Brown Advisory Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).

   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to Brown
          Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (9) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

   (10) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (11) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

   (12) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

   (13) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond fund and TaxSaver Bond Fund dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (14) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Intermediate Bond Fund dated September 19, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418). The
          Advisory Agreement between Registrant and Brown Investment Advisory Incorporated will be amended to include Brown Advisory International Fund and Brown Advisory Fundamental Opportunity Fund upon approval by the Registrant's Board and upon the approval of each Fund's initial shareholder.

   (15) Form of Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP relating to Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).


   (16)   Form  of  Investment   Advisory  Agreement  between  Forum  Investment
          Advisors, LLC relating to Treasury Cash Fund, Government Cash Fund and Cash Fund will be filed by later amendment.


(e)(1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

   (2) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A, B and C Shares), Brown Advisory Fundamental Opportunity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory International Fund (Institutional and A Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund
          (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated February 28, 1999, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(7)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

(f)       None.

(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, Brown Advisory
          Small-Cap Growth Fund (Institutional, A, B and C Shares), Brown Advisory Fundamental Opportunity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory International Fund (Institutional and A Shares), Brown
          Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, The Advocacy Fund, and Winslow Green Growth Fund dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A, B and C Shares), Brown Advisory Fundamental Opportunity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory International Fund (Institutional and A Shares), Brown Advisory Maryland Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, The Advocacy Fund, and Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
          (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, Brown Advisory
          Small-Cap Growth Fund (Institutional, A, B and C Shares), Brown Advisory Fundamental Opportunity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory International Fund (Institutional and A Shares), Brown
          Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, Brown Advisory
          Small-Cap Growth Fund (Institutional, A, B and C Shares), Brown Advisory Fundamental Opportunity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory International Fund (Institutional and A Shares), Brown
          Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(b) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A, B and C Shares), Brown Advisory Fundamental Opportunity Fund (Institutional and A
          Shares),  Brown  Advisory  Growth  Equity  Fund  (Institutional  and A
          Shares),  Brown  Advisory  International  Fund  (Institutional  and  A
          Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) dated May 19, 1998, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(c) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets
          Government Fund (Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service,
          Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

   (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).


   (6) Shareholder Service Plan of Registrant dated March 1, 2000 (as amended November 18, 2002) relating to Brown Advisory Small-Cap Growth Fund (B and C Shares) (Exhibit incorporated by reference as filed as Exhibit
          (h)(6) in post-effective amendment No. 122 via EDGAR on December 13, 2002, accession number 0001004402-02-000556).


   (7) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (9) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).


   (11) Form of Shareholder Service Agreement relating to Treasury Cash Fund (Institutional, Investor and Service Shares), Government Cash Fund (Institutional, Institutional Service, Investor and Service Shares) and Cash Fund (Institutional, Institutional Service, Investor and Service Shares) will be filed by later amendment.



(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

   (2) Updated opinion of Seward & Kissel LLP (to be filed in a later amendment).

(j)       None.

(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan dated January 1, 1999 adopted by Registrant for the Investor Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

   (2) Rule 12b-1 Plan dated August 15, 2000 adopted by Registrant for The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit
          (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (3) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11, 2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

   (4) Rule 12b-1 Plan dated August 1, 2002 adopted by Registrant for Brown Advisory Small-Cap Growth Fund (A, B, and C Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 115 via EDGAR on July 30, 2002, accession number 0001004402-02-000302).

   (5) Form of Rule 12b-1 Plan for Brown Advisory Fundamental Opportunity Fund (A Shares), Brown Advisory International Fund (A Shares), Brown Advisory Maryland Bond Fund (A Shares) and Brown Advisory Growth Equity Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).


   (6) Form of Rule 12b-1 Plan for Treasury Cash Fund (Investor and Service Shares), Government Cash Fund (Investor and Service Shares) and Cash Fund (Investor and Service Shares) will be filed by later amendment.


(n)(1) Rule 18f-3 Plan dated December 5, 1997 (as amended May 19, 1998) adopted by Registrant for Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Government Obligations Fund (Institutional Service, Institutional and Investor Shares), Daily Assets Cash Fund (Institutional Service, Institutional and Investor Shares) and Daily Assets Treasury Obligations Fund (Institutional Service and Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (3) Rule 18f-3 Plan dated August 1, 2002 adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional, A, B, and C Shares) and Brown Advisory Intermediate Bond Fund (Institutional and A Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(3) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

   (4) Form of Rule 18f-3 Plan for Brown Advisory Fundamental Opportunity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory International Fund
          (Institutional and A Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).


   (5) Form of Rule 18f-3 Plan for Treasury Cash Fund (Institutional, Universal, Preferred, Service and Investor Shares), Government Cash Fund (Institutional, Institutional Service, Universal, Preferred, Service and Investor Shares) and Cash Fund (Institutional, Institutional Service, Universal, Preferred, Service and Investor Shares) will be filed by later amendment.


(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (8) Code of Ethics adopted by Wells Fargo Fund Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (12) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

   (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

   (14) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

   (15) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01500238).

   (16) Code of Ethics adopted by Philadelphia International Advisors, LP (to be filed by later amendment).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)       Powers  of  Attorney  for  John Y.  Keffer,  James  C.  Cheng,  Costas
          Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware). Core Trust (Delaware) is a Delaware business trust.

          As of December 3, 2002 Daily Assets Treasury Obligations Fund owned approximately 54.14% of the voting securities of Treasury Cash Portfolio and Daily Assets Government Fund owned approximately 99.99% of the voting securities of Government Portfolio.

ITEM 25.  INDEMNIFICATION

          In accordance  with Section 3803 of the Delaware  Business  Trust Act,
          Section 10.02 of Registrant's Trust Instrument provides as follows:

          10.02. INDEMNIFICATION

          (a) Subject to the exceptions and limitations contained in Section (b) below:

               (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

               (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
          Person:

               (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

               (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    (A) By the court or other body approving the settlement;

                    (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

          (e) Conditional advancing of indemnification monies under this Section
          5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC ; Forum Investment Advisers, LLC ; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

          "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Investments, LLC; and Trillium Asset Management Corporation provide similarly as follows:

          "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

          With  respect  to  indemnification  of the  underwriter  of the Trust,
          Section 8 of the Distribution Agreement provides:

          (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

          After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

          (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

          (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

          (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

          (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

          (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

          (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

          (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

          (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)       Forum Investment Advisors, LLC


          The description of Forum Investment Asvisors, LLC (investment adviser to Treasury Cash Fund, Government Cash Fund and Cash Fund) contained in Parts A and B of this Post-Effective Amendment No. 123 to the Trust's Registation Statement, is incorporated by reference herein.


          The description of Forum Investment Advisors, LLC (investment adviser to Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund) contained in Parts A and B of Post-Effective Amendment No. 115 (accession number 0001004402-02-000302) to the Trust's Registration Statement, is incorporated by reference herein.

          The following are the members of Forum Investment Advisors, LLC, including their business connections, which are of a substantial nature.

                           Forum Trust, LLC, Member

          Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. The controlling member of Forum Trust, LLC. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC., Mr. Keffer is also a trustee and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

          The following chart reflects the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. The address of Forum Investment Advisors, LLC and its affiliates including Forum Financial Group, LLC ("Forum") is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which Forum provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Secretary                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director and Treasurer              Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Director                            Forum Trust, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Assistant Secretary                 Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies


                                       11


(b)       H.M. Payson & Co.

          The  description of H.M.  Payson & Co.  (investment  adviser to Payson
          Value Fund and Payson  Balanced  Fund)  contained  in Parts A and B of
          Post-Effective     Amendment     No.     115     (accession     number
          0001004402-02-000302)   to  the  Trust's  Registration   Statement  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of H.M. Payson
          &  Co.,  including  their  business   connections,   which  are  of  a
          substantial  nature.  The address of H.M. Payson & Co. is One Portland
          Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William N. Weickert                  Managing Director                    H.M. Payson & Co.

(c)       Austin Investment Management, Inc.

          The  description  of Austin  Investment  Management,  Inc.  ("Austin")
          (investment adviser to Austin Global Equity Fund) contained in Parts A
          and  B  of   Post-Effective   Amendment  No.  116  (accession   number
          0001004402-02-000304)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the director and officer of Austin , including his business connections, which are of a substantial nature.
          The address of Austin is 375 Park Avenue, New York, New York 10152

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin
                                              Secretary

(d)       Brown Investment Advisory Incorporated

          The   description   of   Brown   Investment   Advisory    Incorporated
          ("Brown")(investment adviser to Brown Advisory Intermediate Bond Fund)
          contained  in  Parts  A  and B of  Post-Effective  amendment  No.  117
          (accession number  0001004402-02-000418)  to the Trust's  Registration
          Statement, is incorporated by reference herein.


          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          Small-Cap Growth Fund and Brown Advisory Growth Equity Fund) contained in Parts A and B of Post-Effective amendment No. 116 (accession number
          0001004402-02-000304) and in Parts A and B of Post-Effective amendment
          No.  122  (accession  number   0001004402-02-000556)  to  the  Trust's
          Registration Statement, are incorporated by reference herein.

          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          Maryland Bond Fund) contained in Parts A and B of Post-Effective amendment No. 118 (accession number 0001004402-02-000421) to the Trust's Registration Statement, is incorporated by reference herein and contained in Parts A and B of Post-Effective amendment No. 122
          (accession number  0001004402-02-000556)  to the Trust's  Registration
          Statement, is incorporated by reference herein.


          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          International Fund) contained in Parts A and B of Post-Effective amendment No. 120 (accession number 0001004402-02-000480) to the Trust's Registration Statement is incorporated by reference herein.


                                       12


          The  description  of  Brown  (investment  advisor  to  Brown  Advisory
          Fundamental   Opportunity   Fund)  contained  in  Parts  A  and  B  of
          Post-Effective     amendment     No.     121     (accession     number
          0001004402-02-000540)   to  the  Trust's  Registration   Statement  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust
          Company and Brown Capital Holdings,  Inc. is 901 S. Bond Street, Suite
          400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
                                              .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer                            Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary                            Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company

(e)       Polaris Capital Management, Inc.

          The    description    of    Polaris    Capital    Management,     Inc.
          ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of Post-Effective amendment No. 112 (accession number
          0001004402-02-000211)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The  following  chart  reflects the directors and officers of Polaris, including  their  business  connections,  which  are of a  substantial
          nature.  The  address  of  Polaris  is  125  Summer  Street,   Boston,
          Massachusetts  02110  and,  unless  otherwise  indicated  below,  that address is the  principal  business  address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(f)       Mastrapasqua & Associates

          The  description of Mastrapasqua & Associates,  Inc.  ("Mastrapasqua")
          (investment  adviser to  Mastrapasqua  Growth Value Fund) contained in
          Parts A and B of  Post-Effective  amendment No.118  (accession  number
          0001004402-02-000421)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.


                                       13


          The   following   chart   reflects  the   directors  and  officers  of
          Mastrapasqua,  including  their business  connections,  which are of a substantial  nature. The address of Mastrapasqua is 814 Church Street,
          Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated
          below,  that address is the principal  business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager

(g)       Trillium Asset Management Corporation

          The  description  of  Trillium  Asset   Management   Corporation  (the
          "Trillium")  (investment  adviser to The Advocacy  Fund)  contained in
          Parts A and B of  Post-Effective  amendment No. 119 (accession  number
          0001004402-02-000463)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The  following  chart  reflects  the  directors  and  officers  of the
          Trillium,  including  their  business  connections,  which  are  of  a substantial  nature.  The  address  of the  Trillium  is 711  Atlantic
          Avenue,  Boston,   Massachusetts   02111-2809  and,  unless  otherwise
          indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Joan Bavaria                         President, Board of Directors     Trillium
                                              Member, Treasurer
                                              ................................. .....................................
                                              Director                          Coalition for Environmentally
                                                                                Responsible Economies
                                                                                Boston, MA
                                              ................................. .....................................
                                              Director                          Lighthawk
                                                                                San Francisco, CA
                                              ................................. .....................................
                                              Advisory Board                    The Greening of Industry
                                                                                Worcester, MA
         .................................... ................................. .....................................
         Shelley Alpern                       Director, Assistant Vice          Trillium
                                              President
         .................................... ................................. .....................................
         Samuel B. Jones, Jr., CFA            Senior Vice President, Chief      Trillium
                                              Investment Officer
                                              ................................. .....................................
                                              Member                            Standards of Practice Council
                                                                                Association for Investment
                                                                                Management and Research (AIMR)
                                              ................................. .....................................
                                              Director                          Boston Security Analyst Society
                                                                                Boston, MA
         .................................... ................................. .....................................
         F. Farnum Brown, Jr., Ph.D.          Senior Vice President             Trillium
                                                                                353 West Main Street
                                                                                Durham, NC 27701-3215
         .................................... ................................. .....................................
         Lisa Leff, CFA                       Vice President                    Trillium
                                                                                104 South Capital Boulevard
                                                                                Boise, ID 83702-5901
                                              ................................. .....................................
                                              Director                          Verite
                                                                                Amherst, MA
                                              ................................. .....................................
                                              Director (formerly)               Idaho Conservation League
                                              Until 2001                        Boise, ID
                                              ................................. .....................................
                                              Director                          Ten Thousand Villages
                                                                                Boise, ID


                                       14


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Lisa Leff, CFA (cont)                Finance Committee                 ACLU of Idaho
                                                                                Boise, ID
         .................................... ................................. .....................................
         Stephanie R. Leighton, CFA           Vice President                    Trillium
         .................................... ................................. .....................................
         Cheryl I. Smith, CFA                 Vice President                    Trillium
                                              ................................. .....................................
                                              Finance Committee (Director,      Resist
                                              formerly)                         Somerville, MA 02144
         .................................... ................................. .....................................
         Eric Becker, CFA                     Vice President                    Trillium
                                              ................................. .....................................
                                              Director                          Interlock Media, Inc.
                                                                                Cambridge, MA
         .................................... ................................. .....................................
         Linnie McLean                        Senior Vice President             Trillium
                                              ................................. .....................................
                                              Loan Committee                    Boston Community Loan Fund
                                                                                Boston, MA
                                              ................................. .....................................
                                              Board Member                      YWCA, Boston, MA
                                              ................................. .....................................
                                              Chair Investment Committee        YWCA, Boston, MA
         .................................... ................................. .....................................
         Patricia L. Davidson                 Vice President                    Trillium
         .................................... ................................. .....................................
         Diane M. DeBono                      Senior Vice President             Trillium
                                              ................................. .....................................
                                              Board Member                      Advent Users Group
                                                                                Columbia, SC
         .................................... ................................. .....................................
         James Crawford, JD                   Board of Directors Member         Trillium
         .................................... ................................. .....................................
         Thomas Gladwin, Ph.D.                Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Professor                         New York University
                                                                                Stern School of Business
                                                                                44 W. 4th Street
                                                                                New York, NY
                                              ................................. .....................................
                                              Max McGraw Professorship of       University of Michigan
                                              Sustainable Enterprise and        Ann Arbor, MI 48109
                                              Associated Directorship
         .................................... ................................. .....................................
         Robert Glassman                      Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Chairman and Co-Chairman          Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
                                              ................................. .....................................
                                              Chairman Investment Committee     The Boston Foundation
                                                                                Boston, MA
         .................................... ................................. .....................................
         Sally Greenberg, JD                  Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Senior Product Safety Counsel     Consumers Union
                                                                                1666 Connecticut Avenue N.W.
                                                                                Washington, DC 20009
                                              ................................. .....................................
                                              Eastern States Civil Rights       Anti-Defamation League
                                              Counsel                           1 Lincoln Plaza
                                                                                Boston, MA
         .................................... ................................. .....................................
         Charles Grigsby                      Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Senior Vice President             Mass Capital Resource Company
                                                                                420 Boylston Street
                                                                                Boston, MA 02116
         .................................... ................................. .....................................
         Milton Moskowitz                     Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Writer                            Mill Valley, CA 94941
         .................................... ................................. .....................................
         Carol O'Cleireacain, Ph.D.           Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Economic Consultant               New York, NY
                                              ................................. .....................................
                                              Senior Fellow                     Brookings Institution, Center on
                                                                                Urban and Metropolitan Policy
                                                                                New York, NY
         .................................... ................................. .....................................
         John Plukas                          Board of Directors Member         Trillium
                                              ................................. .....................................


                                       15


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         John Plukas (cont)                   President and Co-Chairman         Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
                                              ................................. .....................................
                                              Director                          New England Foundation for the Arts
                                                                                Boston, MA
         .................................... ................................. .....................................
         George Rooks                         Portfolio Manager, Board of       Trillium
                                              Directors Member
                                              ................................. .....................................
                                              Director (formerly)               Morland Mold, Inc.
                                              ................................. .....................................
                                              Trustee                           Hillel Academy, Marblehead, MA
                                              ................................. .....................................
                                              President                         Heritage Capital Management
                                                                                63 Franklin Street
                                                                                Boston, MA
         .................................... ................................. .....................................
         Margaret Flinter                     Member, Board of Directors        Trillium
                                              ................................. .....................................
                                              Vice President                    Community Health Center, Inc.
                                              ................................. .....................................
                                              Member, Board of Directors        Dance New England
                                              ................................. .....................................
                                              Member, Board of Directors        HealthRight, Inc.
                                              ................................. .....................................
                                              Member, Liquidating Committee     HealthRight, Inc.
         .................................... ................................. .....................................
         Elliot Sclar, Ph.D.                  Chairman, Board of Directors      Trillium
                                              ................................. .....................................
                                              Professor                         Columbia University School of
                                                                                Architecture, Planning and
                                                                                Preservation
                                                                                New York, NY
                                              ................................. .....................................
                                              Director                          Wainwright Bank & Trust
                                                                                Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
         .................................... ................................. .....................................
         William Torbert, Ph.D.               Board of Directors Member         Trillium
                                              ................................. .....................................
                                              Professor                         Boston College
                                                                                Chestnut Hill, MA

(h)       Wells Fargo Funds Management, LLC

          The   description  of  Wells  Fargo  Funds   Management,   LLC  (Funds
          Management),  a  wholly-owned  subsidiary  of Wells Fargo Bank,  N.A., investment  sub-advisor for the Index  Portfolio,  the series of Wells
          Fargo Core Trust in which  Equity  Index Fund  invests,  contained  in
          Parts A and B of  Post-Effective  amendment No. 108 (accession  number
          0001004402-02-000054)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein. To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years  engaged in any other  business, profession,  vocation or employment of a  substantial  nature,  except that they also hold various  positions with and engage in business for
          Wells Fargo Bank.

(i)       Wells Capital Management Incorporated

          The description of Wells Capital  Management  Incorporated  ("WCM"), a
          wholly-owned   subsidiary  of  Wells  Fargo  Bank,  N.A.,   investment
          sub-advisor  for the Index  Portfolio,  the series of Wells Fargo Core
          Trust in which Equity Index Fund  invests,  contained in Parts A and B
          of    Post-Effective    amendment    No.   108    (accession    number
          0001004402-02-000054)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference  herein. To the knowledge of the Registrant, none of the  directors  or  officers of WCM is or has been at any time during  the past two  fiscal  years,  engaged  in any other  business, profession, vocation or employment of a substantial nature.


                                       16


(j)       Shaker Investments, LLC

          The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective
          Amendment  No.  116  (accession  number  0001004402-02-000304)  to the
          Trust's Registration Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300,
          Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
         .................................... ................................. .....................................
         David Rogers Webb                    Executive Vice President and      Shaker
                                              Director
         .................................... ................................. .....................................
         Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                              Director

(k)       Adams, Harkness & Hill, Inc.

          The description of Adams,  Harkness & Hill, Inc.  ("AHH")  (investment adviser for Winslow  Green Growth Fund)  contained in Parts A and B of
          Post-Effective     Amendment     No.     111     (accession     number
          0001004402-02-000167)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts
          02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................


                                       17


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................


                                       18


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH

(l)       D.F. Dent and Company, Inc.

          The  description  of  D.F.  Dent  and  Company,   Inc.  ("D.F.  Dent")
          (investment  adviser for DF Dent  Premier  Growth  Fund)  contained in
          Parts A and B of  Post-Effective  amendment No. 119 (accession  number
          0001004402-02-000463)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore,
          Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent

(m)       King Investment Advisors, Inc.

          The description of King Investment Advisors, Inc. ("King") (investment adviser to Fountainhead Special Value Fund) contained in Parts A and B
          of    Post-Effective    amendment    No.   109    (accession    number
          0001004402-02-000090)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400,
          Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King


                                       19


(n)       Bainbridge Capital Management, LLC

          The  description  of  Bainbridge  Capital  Management,   LLC,  ("BCM")
          (investment  adviser to Investors  Bond Fund and  TaxSaver  Bond Fund)
          contained  in  Parts  A  and B of  Post-Effective  Amendment  No.  116
          (accession number  0001004402-02-000304)  to the Trust's  Registration
          Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         John Y. Keffer                       Chairman, President                  BCM
                                              .................................... ...................................
                                              Member and Director                  Forum
         .................................... ................................. .....................................
         Jeffrey A. Maffett                   Director/Senior Vice President       BCM
                                              .................................... ...................................
                                              President                            Colonial Banc Corporation
                                                                                   110 West Main Street
                                                                                   Eaton, Ohio 45320
         .................................... ................................. .....................................
         Richard J. Berthy                    Director                             BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342
         .................................... ................................. .....................................
         Richard Baker                        Director                             BCM
                                              .................................... ...................................
                                              Chairman                             Ohio Heritage Bancorp, Inc.
                                                                                   200 Main Street
                                                                                   Coshocton, Ohio 43812
         .................................... ................................. .....................................
         Les C. Berthy                        Director, Vice President and         BCM
                                              Senior Portfolio Manager
                                              .................................... ...................................
                                              Portfolio Manager                    Forum Investment Advisors, LLC
         .................................... ................................. .....................................
         Carl Bright                          Vice President                       BCM
                                              .................................... ...................................
                                              Regional Sales Manager               Forum
         .................................... ................................. .....................................
         Charles F. Johnson                   Treasurer                            BCM
                                              .................................... ...................................
                                              Director and Treasurer               Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Director                             Forum Trust, LLC
                                              .................................... ...................................
                                              Treasurer                            Forum
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... ................................. .....................................
         David I. Goldstein                   Secretary                            BCM
                                              .................................... ...................................
                                              Secretary                            Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Secretary                            Forum
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... ................................. .....................................
         Dana A. Lukens                       Assistant Secretary                  BCM
                                              .................................... ...................................
                                              General Counsel                      Forum
         .................................... .................................... ...................................
         Frederick Skillin                    Assistant Treasurer                  BCM
                                              .................................... ...................................
                                              Assistant Treasurer                  Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... .................................... ...................................
         Nanette K. Chern                     Chief Compliance Officer             BCM
                                              .................................... ...................................
                                              Chief Compliance Officer             Forum


                                       20



(o)       Philadelphia International Advisors, LP

          The description of Philadelphia  International  Advisors,  LP, ("PIA")
          contained  in  Parts  A  and B of  Post-Effective  Amendment  No.  120
          (accession number  0001004402-02-000480)  to the Trust's  Registration
          Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street,
          Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         .................................... ................................. .....................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                              .................................... ...................................
                                              Board Member                         Japan America Society of Greater
                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102
         .................................... .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063
         .................................... .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration


                                       21



ITEM 27.  PRINCIPAL UNDERWRITERS

(a)       Forum  Fund  Services,  LLC,  Registrant's   underwriter,   serves  as
          underwriter for the following  investment  companies  registered under the Investment Company Act of 1940, as amended:

          Century Capital Management Trust              ICM Series Trust
          The Cutler Trust                              Monarch Funds
          Forum Funds                                   Sound Shore Fund, Inc.
          Henderson Global Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         John Y. Keffer                        Director                           Chairman, President
         ..................................... .................................. ...................................
         Stacey E. Hong                        Treasurer                          Treasurer

(c)       Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on December 23, 2002.


                                        FORUM FUNDS

                                        By:/S/ JOHN Y. KEFFER
                                           -------------------------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on December 23, 2002.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /S/ STACEY E. HONG
         --------------------------------------------
         Stacey E. Hong
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

          *Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.


                                       23